JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.7%
Aerospace & Defense — 4.7%
Boeing Co. (The) *	367	80,608
Raytheon Technologies Corp.	863	74,149

		154,757

Air Freight & Logistics — 1.8%
FedEx Corp.	272	59,581

Airlines — 1.6%
Delta Air Lines, Inc. *	158	6,715
Spirit Airlines, Inc. * (a)	962	24,947
United Airlines Holdings, Inc. * (a)	427	20,327

		51,989

Automobiles — 1.5%
General Motors Co. *	917	48,336

Banks — 12.8%
Bank of America Corp.	2,880	122,256
Citigroup, Inc.	581	40,770
People’s United Financial, Inc.	3,268	57,095
Truist Financial Corp.	1,197	70,192
Wells Fargo & Co.	2,989	138,700

		429,013

Beverages — 2.1%
Coca-Cola Co. (The)	1,332	69,885

Biotechnology — 6.2%
AbbVie, Inc.	505	54,506
Biogen, Inc. *	76	21,422
BioMarin Pharmaceutical, Inc. *	126	9,723
Neurocrine Biosciences, Inc. *	208	19,988
Regeneron Pharmaceuticals, Inc. *	87	52,772
Vertex Pharmaceuticals, Inc. *	264	47,887

		206,298

Building Products — 1.2%
Carrier Global Corp.	371	19,187
Trane Technologies plc	124	21,392

		40,579

Capital Markets — 3.9%
Intercontinental Exchange, Inc.	347	39,808
State Street Corp.	1,044	88,482

		128,290

Chemicals — 5.2%
Celanese Corp.	481	72,398
Eastman Chemical Co.	142	14,305
FMC Corp.	787	72,039
Westlake Chemical Corp.	162	14,801

		173,543

Electric Utilities — 0.2%
Edison International	146	8,071

Electrical Equipment — 0.5%
Eaton Corp. plc	109	16,275

Entertainment — 1.0%
Electronic Arts, Inc.	244	34,709

Equity Real Estate Investment Trusts (REITs) — 3.0%
AvalonBay Communities, Inc.	145	32,071
CyrusOne, Inc.	189	14,638
Host Hotels & Resorts, Inc. *	3,306	53,994

		100,703

Food & Staples Retailing — 4.2%
BJ’s Wholesale Club Holdings, Inc. * (a)	334	18,354
US Foods Holding Corp. *	3,509	121,615

		139,969

Food Products — 2.5%
Lamb Weston Holdings, Inc.	1,328	81,518

Health Care Equipment & Supplies — 2.2%
Zimmer Biomet Holdings, Inc.	507	74,131

Health Care Providers & Services — 5.0%
Centene Corp. *	696	43,380
Cigna Corp.	447	89,432
McKesson Corp.	161	32,180

		164,992

Hotels, Restaurants & Leisure — 4.0%
Booking Holdings, Inc. *	7	15,905
Royal Caribbean Cruises Ltd. * (a)	1,319	117,343

		133,248

Household Durables — 0.1%
Newell Brands, Inc.	208	4,598

Household Products — 0.5%
Kimberly-Clark Corp.	125	16,515

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	270	57,273

Insurance — 4.1%
American International Group, Inc.	1,298	71,270
Prudential Financial, Inc.	325	34,179
Willis Towers Watson plc	135	31,405

		136,854

Interactive Media & Services — 1.0%
Alphabet, Inc., Class A *	12	32,350

IT Services — 2.4%
Sabre Corp. * (a)	1,918	22,710
WEX, Inc. *	325	57,281

		79,991

Machinery — 1.4%
Parker-Hannifin Corp.	167	46,557

Media — 4.0%
Altice USA, Inc., Class A *	616	12,768
Charter Communications, Inc., Class A *	43	31,380
Comcast Corp., Class A	1,570	87,828

		131,976

Metals & Mining — 4.1%
Alcoa Corp. *	1,096	53,624
Freeport-McMoRan, Inc.	2,573	83,703

		137,327

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multiline Retail — 0.5%
Kohl’s Corp.	375	17,635

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	589	59,733
Diamondback Energy, Inc.	593	56,168
Hess Corp.	170	13,247
Occidental Petroleum Corp.	945	27,959
Phillips 66	609	42,676
Pioneer Natural Resources Co.	332	55,253

		255,036

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	1,310	77,501
Organon & Co.	396	12,968

		90,469

Road & Rail — 1.8%
Lyft, Inc., Class A *	388	20,793
Norfolk Southern Corp.	126	30,050
Union Pacific Corp.	39	7,723

		58,566

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	245	13,070

Technology Hardware, Storage & Peripherals — 1.9%
Hewlett Packard Enterprise Co.	1,208	17,210
Seagate Technology Holdings plc	574	47,391

		64,601

Textiles, Apparel & Luxury Goods — 0.8%
Tapestry, Inc.	736	27,250

Trading Companies & Distributors — 0.6%
Herc Holdings, Inc. *	57	9,350
United Rentals, Inc. *	28	9,861

		19,211

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	95	12,153

TOTAL COMMON STOCKS (Cost $2,992,705)		3,317,319

SHORT-TERM INVESTMENTS — 3.1%
INVESTMENT COMPANIES — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $56,421)	56,393	56,421

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	41,896	41,896
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	4,673	4,673

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $46,569)		46,569

TOTAL SHORT-TERM INVESTMENTS (Cost $102,990)		102,990

Total Investments — 102.8% (Cost $3,095,695)		3,420,309
Liabilities in Excess of Other Assets — (2.8)%		(94,051)

Net Assets — 100.0%		3,326,258

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $44,236.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,420,309	$—	$—	$3,420,309

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$57,325	$879,351	$880,255	$— (c)	$—	(c)	$56,421	56,393	$8		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	7,897	173,999	140,000	(1)	1		41,896	41,896	10		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	23,462	45,095	63,884	—	—		4,673	4,673	—	(c)	—

Total	$88,684	$1,098,445	$1,084,139	$(1)	$1		$102,990		$18		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.